Submission	Apr. 30, 2026
Submission [Line Items]
Central Index Key	0001222922
Registrant Name	EATON VANCE LIMITED DURATION INCOME FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES